ACQUISITIONS, DISPOSITIONS AND IMPAIRMENT CHARGES (Tables)	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Schedule of Real Estate Acquisitions
Information regarding these purchases is set forth below (dollars in thousands):

Location	Purchase Date	No. of Units	Purchase Price	Acquisition Mortgage Debt	Initial BRT Equity	Ownership Percentage	Estimated Property Acquisition Costs
Fredricksburg, VA	11/04/2016	220	$38,490	$29,940	$8,720	80%	$643
Columbia, SC	11/10/2016	374	58,300	41,000	5,670	32%	71
Columbia, SC (1)	11/10/2016	339	5,915	—	8,665	46%	—
		933	$102,705	$70,940	$23,055		$714
(1) Represents the purchase of a 5.8 acre parcel of land on which the Trust contemplates the construction of 339 multi-family units.
The table below provides information for the year ended September 30, 2016 regarding the Trust's purchases of multi-family properties (dollars in thousands):

Location	Purchase Date	No. of Units	Purchase Price	Acquisition Mortgage Debt	Initial BRT Equity	Ownership Percentage	Property Acquisition Costs
N. Charleston, SC	10/13/2015	271	$3,625	$—	$6,558	65%	$—
La Grange, GA	11/18/2015	236	22,800	16,051	6,824	100%	57
Katy, TX	1/22/2016	268	40,250	30,750	8,150	75%	382
Macon, GA	02/01/16	240	14,525	11,200	3,250	80%	158
Southaven, MS	2/29/2016	392	35,000	28,000	5,856	60%	413
San Antonio, TX	5/6/2016	288	35,150	26,400	6,688	65%	539
Dallas, TX	5/11/2016	494	37,000	27,938	6,750	50%	567
Columbia, SC	5/31/2016	204	17,000	12,934	4,930	80%	302
Atlanta, GA	8/15/2016	271	39,125	27,375	10,769	74%	577
Southaven, MS	9/1/2016	384	38,205	30,564	6,060	60%	347
San Antonio, TX	9/19/2016	288	36,000	27,000	8,060	72%	510
		3,336	$318,680	$238,212	$73,895		$3,852

Schedule of Real Estate Disposals
The following table is a summary of the real estate properties disposed of by the Trust subsequent to the year ended September 30, 2016 (dollars in thousands):

Location	Sale Date	No. of Units	Sales Price	Gain on Sale	Non-controlling partner portion of gain
Greenville, SC	10/19/2016	350	$68,000	$18,937	$9,669
Panama City, FL	10/26/2016	160	14,720	7,390	3,732
Atlanta, GA	11/21/2016	350	36,750	8,796	4,046
Hixon, TN	11/30/2016	156	10,775	479	120
		1,016	$130,245	$35,602	$17,567
The following table is a summary of the real estate properties disposed of by the Trust in the year ended September 30, 2016 (dollars in thousands):

Location	Sale Date	No. of Units	Sales Price	Gain on Sale	Non-controlling partner portion of gain
Cordova, TN	3/2/2016	464	31,100	6,731	2,195
Kennesaw, GA	3/15/2016	450	64,000	17,462	10,037
Pooler, GA	4/6/2016	300	38,500	5,710	1,405
Collierville, TN	6/1/2016	324	34,300	4,586	917
Little Rock, AK (1)	6/6/2016	172	2,372	386	—
Wichita, KS	9/1/2016	496	30,400	10,718	4,241
		2,206	$200,672	$45,593	$18,795
(1) Reflects the sale of a partnership interest
The assets and liabilities as of September 30, 2015 of the discontinued operations of the Newark Joint Venture and the statement of operations for the twelve months ended September 30, 2016 and 2015, are summarized as follows (dollars in thousands):

Balance Sheet	September 30, 2015
ASSETS
Real estate properties, net	$141,441
Restricted cash	13,277
Deposits and escrows	93
Other assets	8,734
Total assets of discontinued operations	$163,545

LIABILITIES
Mortgage payable, net of deferred costs of $9,683	$100,692
Accounts payable and accrued liabilities	6,848
Deferred income	30,990
Total liabilities of discontinued operations	$138,530

Statement of Operations
	Twelve Months Ended September 30,

	2016	2015
Revenues:
Rental and other revenue from real estate properties	$2,437	$4,335
Other income	444	1,067
Total revenues	2,881	5,402

Expenses:
Real estate operating expenses	2,277	4,610
Interest expense	2,242	4,880
Depreciation	1,150	2,241
Total expense	5,669	11,731
Income from discontinued operations	(2,788)	(6,329)
Gain on sale of partnership interest	15,467	—
Discontinued operations	$12,679	$(6,329)